Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events
(16)	Subsequent Events

The Company has evaluated subsequent events occurring after the balance sheet date through the date these consolidated financial statements were issued and determined that the following material events required disclosure:

On March 14, 2025, Gary Blackford informed the Board of Directors of the Company of his decision to resign from the Board and all related committees effective March 15, 2025. Mr. Blackford’s decision to resign from the Board was not due to any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

On February 15, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Investors”) pursuant to which the Company agreed to issue and sell to the Investors (i) 103,005 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) and (ii) warrants to purchase up to 103,005 shares of Common Stock at an initial exercise price of $145.75 per share (the “Warrants”), subject to adjustment as set forth in the Warrants. The securities were sold as part of units at a price of $58.25 per unit. The offering closed on February 18, 2025.

The Warrants, which are not exercisable unless and until approved by the Company’s stockholders, will expire on the later of (i) 12 days after date of stockholder approval and (ii) the earlier of (x) the closing date of the Company’s previously announced merger with Vyome Therapeutics, Inc. and (y) 60 days after the date of stockholder approval. The exercise price of the Warrants will be subject to adjustment on the date that is four trading days after stockholder approval is obtained (the “Reset Date”), if the lowest volume weighted average price (“VWAP”) for the Company’s Common Stock during the period beginning four trading days prior to the effective date of stockholder approval and ending four trading days after the effective date of stockholder approval is lower than the then exercise price of the warrants, in which case, on the Reset Date, the exercise price of the Warrants will be reset (subject to a floor of $1.25 per share) to equal such lowest VWAP and the number of shares of Common Stock underlying the Warrants will be increased so that the reset exercise price multiplied by increased number of shares equals the aggregate exercise price that would have resulted from the full exercise of the Warrants immediately prior to the Reset Date. The Warrants also contain certain mechanisms for cashless exercise, including alternative cashless exercise pursuant to which holders of warrants have the option, upon exercise and for no additional cash consideration, to receive an aggregate number of shares of Common Stock equal to the product of (x) the aggregate number of shares of Common Stock that would be issuable upon a cash exercise of the Warrant (as adjusted on the Reset Date, as applicable) and (y) 1.2.

The gross proceeds from the offering were approximately $6.0 million, before deducting the placement agent fees and offering expenses. The Company intends to use the net proceeds from the offering for general corporate purposes, including expenses related to the Company’s previously announced proposed merger with Vyome Therapeutics, Inc. and sale of substantially all of the Company’s assets to Ninjour Health International Limited, provided that the Company must use up to 50% of the net proceeds from the offering to prepay the amount it owes to Ascent Partners under the Company’s previously announced secured convertible note transaction.

On February 15, 2025, the Company entered into a Placement Agency Agreement (the “Placement Agency Agreement”), with Maxim Group LLC (“Maxim” or the “Placement Agent”) for Maxim to act as the Company’s exclusive placement agent in connection with the offering. Pursuant to the terms of the Placement Agency Agreement, Maxim received a cash fee equal to up to 7.0% of the gross proceeds received by the Company from the sale of the securities in offering, as well as reimbursement for certain expenses, and warrants to purchase up to 5,150 shares of Common Stock, which is equal to 5.0% of the aggregate amount of shares of Common Stock issued in the offering, at an exercise price of $145.75 per share (the “Placement Agent Warrant”). The Placement Agent Warrant has the same exercise price and substantially the same terms as the Warrants issued in such offering.

At the Special Meeting, the Company’s stockholders approved each of the following proposals set forth in the Company’s definitive proxy statement for the Annual Meeting filed with the Securities and Exchange Commission on March 14, 2025:

The Company’s stockholders authorized the Company’s Board of Directors (the “Board”), in its discretion but in no event later than the one year anniversary of the Special Meeting, to amend the Company’s Restated Certificate of Incorporation, as amended, to effect a reverse stock split of the Company’s common stock, at a ratio in the range of 1-for-2 to 1-for-250, such ratio to be determined by the Board.

The Company’s stockholders approved, in accordance with Nasdaq Listing Rule 5635(d), the exercisability of 108,155 common stock purchase warrants, and the issuance of the up to 605,319 shares of common stock underlying such warrants, which may be exercised under a provision that would result in no exercise price being paid, which warrants were issued to certain institutional investors and the Company’s placement agent in connection with an offering of securities of the Company that occurred on February 18, 2025. Between April 2, 2025 and April 4,2025, a total of 576,416 shares were issued upon the exercise of such warrants.

The Company’s stockholders approved the issuance of shares of common stock pursuant to the equity purchase agreement, dated December 19, 2024, (the “ELOC Purchase Agreement”) with a certain institutional investor (the “ELOC Investor”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, the Company has the right, but not the obligation, to sell to the ELOC Investor up to $5,000,000 of shares of common stock from time to time over the 36-month term of the ELOC Purchase Agreement.